Capital stock - Issued Capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares (in shares)	857,134,276	870,109,128	679,702,740
Amount	$ 585,487,257	$ 591,600,113	$ 480,623,919
Series A
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5,000	5,000	5,000
Amount	$ 3,696	$ 3,696	$ 3,696
Series B
Disclosure of classes of share capital [line items]
Number of shares (in shares)	857,129,276	870,104,128	679,697,740
Amount	$ 585,483,561	$ 591,596,417	$ 480,620,223